Other Assets	12 Months Ended
Dec. 31, 2019
Other Assets
Other Assets

16.          Other Assets

	December 31	December 31
	2019	2018
Equity investment in joint venture[1]	$366	$—
Goodwill	550	550
Intangible assets	22	71

	$938	$621

During the year ended December 31, 2019 the Corporation entered into two new separate joint arrangements to provide remediation and water treatment services at two sites as follows:

Wolverine Project, Yukon Canada

The Corporation partnered with Dena Nezziddi Limited Partnership (“DNLP”) and entered into an agreement  with the Yukon Government to construct and operate a water treatment system, expiring December 2020. Under the terms of the agreement, AEG retains title to the water treatment system, and will pay 25% of future profits or proceeds from the potential sale of the water treatment system to DNLP upon completion of the project or on such date and manner agreed to by the parties.

Mount Nansen Project, Yukon, Canada (Equity Investment in Joint Venture)[1]

AEG and a joint venture partner, JDS Energy and Mining Inc. (“JDS”), entered into an agreement on May 6, 2019 to acquire the abandoned Mount Nansen Mine site (“Mount Nansen”) from the Federal Government of Canada. AEG and JDS formed a limited partnership called Mount Nansen Remediation Limited Partnership (the “Joint Venture” or“MNR”), whereby the Federal Government of Canada will pay MNR to remediate environmental contamination from previous mining activities at Mount Nansen (“the Mount Nansen Agreement”). The Joint Venture provides AEG and JDS with the benefit of the net assets of the joint arrangement, while the rights to the assets and liabilities rest primarily with MNR. AEG and JDS each owns a 50% interest with equal voting rights in MNR and will be jointly responsible for Mount Nansen project remediation work and will share equally in the project’s profitability.

The interest in the Joint Venture is the carrying amount of the investment under the equity method together with any long-term interests that, in substance, form part of AEG’s net investment in MNR.

December 31
2019
Initial capital on equity investment	$100
Additional capital to equity investment	266

$366

The following tables are derived from the financial statements of MNR as of December 31, 2019:

a)	Balance Sheet

December 31
(expressed in thousands of Canadian dollars)	2019

Current assets:
Cash	$199
Work in progress	2,590
Other assets	374
Total current assets	$3,163
Current liabilities
Current payables and other liabilities	$2,433
Equity	730
Total liabilities and shareholders’equity	$3,163

All costs incurred in service of the agreement have been capitalized to the balance sheet on the financial statements of MNR as of December 31, 2019.